SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS OF EACH OF THE LISTED FUNDS:

                               -------------------

                               CLASSES A, B AND C


DWS Balanced Fund           DWS Europe Equity Fund     DWS Mid Cap Growth Fund
DWS Blue Chip Fund          DWS Global Bond Fund       DWS Moderate Allocation
DWS California Tax-Free     DWS Global Opportunities      Fund
   Income Fund                 Fund                    DWS Money Market Prime
DWS Capital Growth Fund     DWS Global Thematic Fund      Series
DWS Cash Investment Trust   DWS Gold & Precious        DWS New York Tax-Free
DWS Commodity Securities       Metals Fund                Income Fund
   Fund                     DWS Growth & Income Fund   DWS Pacific Opportunities
DWS Communications Fund     DWS Growth Allocation Fund    Equity Fund
DWS Conservative            DWS Growth Plus            DWS RREEF Global Real
   Allocation Fund             Allocation Fund            Estate Securities Fund
DWS Core Fixed Income Fund  DWS Health Care Fund       DWS RREEF Real Estate
DWS Core Plus Allocation    DWS High Income Fund          Securities Fund
   Fund                     DWS High Income Plus Fund  DWS S&P 500 Index Fund
DWS Core Plus Income Fund   DWS High Yield Tax Free    DWS Short Duration Fund
DWS Disciplined Long/Short     Fund                    DWS Short Duration Plus
   Growth Fund              DWS Inflation Protected       Fund
DWS Disciplined Long/Short     Plus Fund               DWS Short Term Bond Fund
   Value Fund               DWS Intermediate Tax/AMT   DWS Short-Term Municipal
DWS Disciplined Market         Free Fund                  Bond Fund
   Neutral Fund             DWS International Equity   DWS Small Cap Core Fund
DWS Dreman Concentrated        Fund                    DWS Small Cap Growth Fund
   Value Fund               DWS International Fund     DWS Small Cap Value Fund
DWS Dreman High Return      DWS International Select   DWS Strategic Income Fund
   Equity Fund                 Equity Fund             DWS Target 2008 Fund
DWS Dreman Mid Cap Value    DWS International Value    DWS Target 2010 Fund
   Fund                        Opportunities Fund      DWS Target 2011 Fund
DWS Dreman Small Cap Value  DWS Japan Equity Fund      DWS Target 2012 Fund
   Fund                     DWS Large Cap Value Fund   DWS Target 2013 Fund
DWS Emerging Markets        DWS Large Company Growth   DWS Target 2014 Fund
   Equity Fund                 Fund                    DWS Technology Fund
DWS Emerging Markets Fixed  DWS Latin America Equity   DWS U.S. Government
   Income Fund                 Fund                       Securities Fund
DWS Enhanced S&P 500 Index  DWS Managed Municipal      DWS Value Builder Fund
   Fund                        Bond Fund
DWS Equity Income Fund      DWS Massachusetts
DWS Equity Partners Fund       Tax-Free Fund
                            DWS Micro Cap Fund

--------------------------------------------------------------------------------

The following replaces similar disclosure under the "How to Buy Shares" section of the prospectus for each fund (except for DWS Target 2008 Fund, DWS Target 2010 Fund, DWS Target 2011 Fund, DWS Target 2012 Fund, DWS Target 2013 Fund and DWS Target 2014 Fund):


------------------------------------------------------------------------------------------------------------------------------------
First investment                                                    Additional investments
------------------------------------------------------------------------------------------------------------------------------------
$1,000 or more for regular accounts                                 $50 or more for regular accounts and IRA accounts

$500 or more for IRAs                                               $50 or more with an Automatic Investment Plan

$500 or more with an Automatic Investment Plan
------------------------------------------------------------------------------------------------------------------------------------

                                                                     [Logo]DWS
                                                                       SCUDDER
                                                           Deutsche Bank Group

January 30, 2007
DMF-3624

The following replaces similar disclosure under "Initial Purchase" in the "Policies You Should Know About" section of the prospectus for each fund (except for DWS Target 2008 Fund, DWS Target 2010 Fund, DWS Target 2011 Fund, DWS Target 2012 Fund, DWS Target 2013 Fund and DWS Target 2014 Fund):


The minimum initial investment for Class A, B and C shares is $1,000, except for investments on behalf of participants in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor, for which there is no minimum initial investment; and IRAs, for which the minimum initial investment is $500 per account. The minimum initial investment is $500 per account if you establish an automatic investment plan. Group retirement plans and certain other accounts have similar or lower minimum share balance requirements.

The following replaces similar disclosure under "Other rights we reserve" in the "Policies You Should Know About" section of each fund's prospectus:

o close your account and send you the proceeds if your balance falls below $1,000 ($250 for retirement accounts and $500 for accounts with an Automatic Investment Plan funded with $50 or more per month in subsequent investments); we will give you 60 days' notice (90 days for retirement accounts) so you can either increase your balance or close your account (these policies don't apply to investors with $100,000 or more in DWS fund shares, investors in certain fee-based and wrap programs offered through certain financial intermediaries approved by the advisor, or group retirement plans and certain other accounts having lower minimum share balance requirements).




               Please Retain This Supplement for Future Reference




January 30, 2007
DMF-3624

  SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS OF EACH OF THE LISTED FUNDS:

                               -------------------

                                     CLASS S

DWS Balanced Fund           DWS Global Bond Fund       DWS Massachusetts
DWS Blue Chip Fund          DWS Global Opportunities      Tax-Free Fund
DWS California Tax-Free        Fund                    DWS Micro Cap Fund
   Income Fund              DWS Global Thematic Fund   DWS Mid Cap Growth Fund
DWS Capital Growth Fund     DWS GNMA Fund              DWS Moderate Allocation
DWS Cash Investment Trust   DWS Gold & Precious           Fund
DWS Commodity Securities       Metals Fund             DWS Money Market Prime
   Fund                     DWS Growth & Income Fund      Series
DWS Conservative            DWS Growth Allocation Fund DWS New York Tax-Free
   Allocation Fund          DWS Growth Plus               Income Fund
DWS Core Fixed Income Fund     Allocation Fund         DWS Pacific Opportunities
DWS Core Plus Allocation    DWS Health Care Fund          Equity Fund
   Fund                     DWS High Income Plus Fund  DWS RREEF Global Real
DWS Core Plus Income Fund   DWS High Yield Tax Free       Estate Securities Fund
DWS Disciplined Long/Short     Fund                    DWS RREEF Real Estate
   Growth Fund              DWS Inflation Protected       Securities Fund
DWS Disciplined Long/Short     Plus Fund               DWS S&P 500 Index Fund
   Value Fund               DWS Intermediate Tax/AMT   DWS Short Duration Fund
DWS Disciplined Market         Free Fund               DWS Short Duration Plus
   Neutral Fund             DWS International Fund        Fund
DWS Dreman High Return      DWS International Equity   DWS Short Term Bond Fund
   Equity Fund                 Fund                    DWS Short-Term Municipal
DWS Dreman Mid Cap Value    DWS International Select      Bond Fund
   Fund                        Equity Fund             DWS Small Cap Core Fund
DWS Dreman Small Cap Value  DWS International Value    DWS Small Cap Growth Fund
   Fund                        Opportunities Fund      DWS Small Cap Value Fund
DWS Emerging Markets        DWS Japan Equity Fund      DWS Strategic Income Fund
   Equity Fund              DWS Large Cap Value Fund   DWS Tax Free Money Fund
DWS Emerging Markets Fixed  DWS Large Company Growth   DWS Technology Fund
   Income Fund                 Fund                    DWS U.S. Government
DWS Enhanced S&P 500 Index  DWS Latin America Equity      Securities Fund
   Fund                        Fund                    DWS U.S. Treasury Money
DWS Equity Income Fund      DWS Lifecycle Long Range      Fund
DWS Equity 500 Index Fund      Fund
DWS Europe Equity Fund      DWS Managed Municipal
                               Bond Fund

--------------------------------------------------------------------------------

The following replaces similar disclosure under "Initial Purchase" in the "Policies You Should Know About" section of the prospectus for each fund:

The minimum initial investment is $2,500, except for investments on behalf of participants in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor, for which there is no minimum initial investment; and fiduciary accounts such as IRAs and custodial accounts such as Uniform Gifts to Minors Act and Uniform Transfers to Minors Act accounts for which the minimum initial investment is $1,000 per account. In addition, the minimum initial investment is $1,000 if an automatic investment plan of $50 per month is established. Group retirement plans and certain other accounts have similar or lower minimum share balance requirements.

The following replaces similar disclosure under "Other rights we reserve" in the "Policies You Should Know About" section of the Class S prospectus for each fund:

o close your account and send you the proceeds if your balance falls below $2,500 ($1,000 with an Automatic Investment Plan funded with $50 or more per month in subsequent investments); $250 for retirement accounts; we will give you 60 days' notice (90 days for retirement accounts) so you can either increase your balance or close your account (these policies don't apply to investors with $100,000 or more in DWS fund shares, investors in certain fee-based and wrap programs offered through certain financial intermediaries approved by the advisor, or group retirement plans and certain other accounts having lower minimum share balance requirements).


               Please Retain This Supplement for Future Reference



                                                                     [Logo]DWS
                                                                       SCUDDER
                                                           Deutsche Bank Group

January 30, 2007
PSMEGA-3603